Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net	Note 4 — Accounts Receivable, Net
	December 31, 2024	December 31, 2023
Accounts receivable	$1,064,794	$1,884,960
Allowance for doubtful accounts	—	—
Total	$1,064,794	$1,884,960